OTHER NON-CURRENT ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2024
Related Party Transaction [Line Items]
Other non-current asset	$ 347,569	$ 1,146,010
Impairment loss	$ 1,000,020	$ 1,000,020
Third Party [Member]
Related Party Transaction [Line Items]
Other non-current asset			$ 2,000,000